Expense Example {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 60% - Fidelity Asset Manager 60%	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847